Financial instruments and financial risk management	12 Months Ended
Dec. 31, 2017
Financial instruments and financial risk management
Financial instruments and financial risk management

6. Financial instruments and financial risk management

6.1         Overview of financial instruments

	At December 31,2017		At December 31,2016		At December 31,2015
	Carrying		Carrying		Carrying
(in thousands of €)	amount	Fair value	amount	Fair value	amount	Fair value
Non‑current financial assets	€1	€1	€1	€1	€1	€1
Current financial assets	168,907	168,907	6,831	6,831	6,813	6,813
Financial assets	168,908	168,908	6,832	6,832	6,814	6,814
Other non-current assets	125	125	—	—	—	—
Trade and other receivables	2,842	2,842	1,970	1,970	1,356	1,356
Cash and cash equivalents	190,867	190,867	89,897	89,897	35,514	35,514
Non‑current restricted cash	256	256	1,149	1,149	—	—
Current restricted cash	1,692	1,692	787	787	—	—
Loans and receivables	195,782	195,782	93,803	93,803	36,870	36,870
Total financial assets	364,690	364,690	100,635	100,635	43,684	43,684
Provision for employee benefits	25	25	1	1	—	—
Trade and other payables	15,285	15,285	12,191	12,191	4,543	4,543
Financial liabilities at amortized cost	15,310	15,310	12,192	12,192	4,543	4,543
Total financial liabilities	€15,310	€15,310	€12,192	€12,192	€4,543	€4,543

Financial assets:

•	non‑current financial assets: please refer to note 4.3 for more information (level 3).
•	current financial assets included:
-

collective investment funds nominated in € and $ that are not considered as cash equivalents and of which the underlying investments include bonds and other international debt securities. The average credit rating of the underlying instruments is BBB or higher. The maximum exposure to credit risk is the carrying value at reporting date. These investment funds are recognized at fair value in the Group’s financial statements (level 1). The fair value corresponds to the quoted market price and can therefore be classified as a level 1 fair value measurement. The net asset value (NAV) of the funds is available on a daily basis. Any difference between amounts invested and fair value at reporting date is booked in Profit & Loss; and

-	a USD term account with a maturity of six months. This term account is held at a bank which is independently rated with a minimum rating of ‘A’.

Loans and receivables:

•	other non-current assets: please refer to note 4.3 for more information
•	trade and other receivables: please refer to note 4.7 for more information and to note 6.3 below for the credit risk
•	cash and cash equivalents: please refer to note 4.10 for more information and to note 6.3 below for the credit risk
•	restricted cash: please refer to note 4.6 for more information

Financial liabilities:

Due to the current nature of the financial liabilities, the nominal value of all financial liabilities presented above approximates their fair value.

Fair value hierarchy:

The Group carried the following assets at fair value on December 31, 2017, 2016 and 2015 respectively:

	At December 31,2017
(in thousands of €)	Level 1		Level 2		Level 3
Non-current financial assets	€		€		€1
Current financial assets		168,907
Assets carried at fair value		€168,907		€—	€1

	At December 31,2016
(in thousands of €)	Level 1		Level 2		Level 3
Non-current financial assets	€		€		€1
Current financial assets		6,831
Assets carried at fair value		€6,831		€—	€1

	At December 31,2015
(in thousands of €)	Level 1		Level 2		Level 3
Non-current financial assets	€		€		€1
Current financial assets		6,813
Assets carried at fair value		€6,813		€—	€1

All assets and liabilities for which fair value was measured or disclosed in the financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

•	Level 1—Quoted (unadjusted) market prices in active markets for identical assets or liabilities
•	Level 2—Valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable
•	Level 3—Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable

During the disclosed calendar year no transfers occurred between the applicable categories.  Given the insignificant value of the Group’s assets categorized as Level 3, the additional Level 3 disclosures have been omitted.

6.2         Capital risk

The Group manages its capital to ensure that it will be able to continue as a going concern. The capital structure of the Company consists of equity attributed to the holders of equity instruments of the Company, such as capital, reserves and accumulated losses as mentioned in the consolidated statement of changes in equity. The Group makes the necessary adjustments in the light of changes in the economic circumstances, risks associated to the different assets and the projected cash needs of the current and projected research activities. On December 31, 2017 cash and cash equivalents amounted to €190.9 million and total capital amounted to €433.7 million. The current cash situation and the anticipated cash generation are the most important parameters in assessing the capital structure. The Group’s objective is to maintain the capital structure at a level to be able to finance its activities for at least twelve months. Cash income from existing and new partnerships is taken into account and, if needed and possible, the Company can issue new shares or enter into financing agreements.

6.3         Credit risk

Credit risk refers to the risk that a counterparty will default on its contractual obligations resulting in financial loss to the Group. The Group has adopted a policy of only dealing with creditworthy counterparties and obtaining sufficient collateral, where appropriate, as a means of mitigating the risk of financial loss from defaults. Concentrations in credit risk are determined based on an analysis of counterparties and their importance on the overall outstanding contractual obligations at year end.

The Group has a limited number of collaboration partners and therefore has a significant concentration of credit risk. However, it has policies in place to ensure that credit exposure is kept to a minimum and significant concentrations of credit exposure are only granted for short periods of time to high credit quality collaboration partners.

Credit exposure is controlled by counterparty limits that are reviewed and approved by management annually.

Cash and cash equivalents and short‑term deposits are invested with several highly reputable banks and financial institutions. The Group holds its cash and cash equivalents mainly with different banks which are independently rated with a minimum rating of ‘A-’.

The Group also holds short term investment funds in the form of money market funds with a recommended investment horizon of 6 months or shorter but with a low historical volatility. These money market funds are highly liquid investments, can be readily convertible into a known amount of cash. Since they are a basket of funds there is no individual credit risk involved.

The average credit rating of the underlying instruments for the investment funds is BBB or higher.

The maximum credit risk, to which the Group is theoretically exposed as at the balance sheet date, is the carrying amount of the financial assets.

At the end of the reporting period no financial assets were past due, consequently no financial assets were subject to impairment.

6.4         Liquidity risk

The Group manages liquidity risk by maintaining adequate reserves, by continuously monitoring forecast and actual cash flows, and by matching the maturity profiles of financial assets and liabilities.

The Group’s main sources of cash inflows are obtained through capital increases and collaboration agreements. This cash is invested in savings accounts, term accounts and short term investment funds in the form of money market funds. These money market funds represent the majority of the Group’s available sources of liquidity however since all of these are immediately tradable and convertible in cash they have a limited impact on the liquidity risk.

All financial liabilities (principally trade and other payables as disclosed in note 6.1) have a maturity within 3 months unless otherwise disclosed in these financial statements.

6.5         Interest rate risk

The Group is currently not exposed to significant interest rate risk. The only interest‑bearing financial assets are cash at banks on deposit and term accounts.

Given the short‑term nature of these investments the sensitivity towards interest rate fluctuations is deemed not to be significant. For the year ended December 31, 2017, if applicable interest rates would increase/decrease by 25 basis points this would have a positive/negative impact of €0.3 million (compared to €0.1 million for the year ended December 31, 2016 and 2015).

6.6         Foreign exchange risk

The Group undertakes transactions denominated in foreign currencies; consequently, exposures to exchange rate fluctuations arise.

The Group is mainly exposed to the US Dollar and GBP.

The net exposure to exchange differences of the monetary assets (being cash and cash equivalents) of the Group at the end of the reporting period are as follows:

	At December 31,
(in thousands of €)	2017	2016	2015
USD	147,169	624	345
GBP	406	—	—

On December 31, 2017, if the USD/EUR exchange rate would have increased/decreased by 10%, this would have had a negative/positive impact of €13.38 million (compared to €0.06 million on December 31, 2016). On December 31, 2017, if the GBP/EUR exchange rate would have increased/decreased by 10%, this would have had no significant impact.

10% is the sensitivity rate used when reporting foreign currency risk internally to key management personnel and represents management’s assessment of the reasonably possible change in foreign exchange rates. The sensitivity analysis includes only outstanding foreign currency denominated monetary items and adjusts their translation at the period end for a 10% change in foreign currency rates.